Consolidated statement of changes in equity (Parenthetical) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019
Consolidated statement of changes in equity
Interim dividend (in dollars per share)		$ 0.94
Interim dividend		$ 3,239
Final dividend (in dollars per share)	$ 0.80		$ 0.94
Final dividend	$ 2,791		$ 3,227
Dividend tax rate (as a percent)	30.00%	30.00%	30.00%